Document and Entity Information	0 Months Ended
Apr. 04, 2013
Risk/Return:
Document Type	497
Document Period End Date	Apr 4, 2013
Registrant Name	SUNAMERICA SERIES, INC.
Central Index Key	0001020861
Amendment Flag	false
Document Creation Date	Apr 4, 2013
Document Effective Date	Apr 4, 2013
Prospectus Date	Feb 28, 2013
Focused Large-Cap Growth Portfolio | Focused Large-Cap Growth Portfolio | Class A
Risk/Return:
Trading Symbol	SSFAX
Focused Large-Cap Growth Portfolio | Focused Large-Cap Growth Portfolio | Class B
Risk/Return:
Trading Symbol	SSFBX
Focused Large-Cap Growth Portfolio | Focused Large-Cap Growth Portfolio | Class C
Risk/Return:
Trading Symbol	SSFTX
Focused Large-Cap Growth Portfolio | Focused Large-Cap Growth Portfolio | Class Z
Risk/Return:
Trading Symbol	SSFZX
Focused Small-Cap Growth Portfolio | Focused Small-Cap Growth Portfolio | Class A
Risk/Return:
Trading Symbol	NSKAX
Focused Small-Cap Growth Portfolio | Focused Small-Cap Growth Portfolio | Class B
Risk/Return:
Trading Symbol	NBSCX
Focused Small-Cap Growth Portfolio | Focused Small-Cap Growth Portfolio | Class C
Risk/Return:
Trading Symbol	NCSCX
Focused Small-Cap Growth Portfolio | Focused Small-Cap Growth Portfolio | Class I
Risk/Return:
Trading Symbol	NSKIX
Focused Small-Cap Value Portfolio | Focused Small-Cap Value Portfolio | Class A
Risk/Return:
Trading Symbol	SSSAX
Focused Small-Cap Value Portfolio | Focused Small-Cap Value Portfolio | Class B
Risk/Return:
Trading Symbol	SSSBX
Focused Small-Cap Value Portfolio | Focused Small-Cap Value Portfolio | Class C
Risk/Return:
Trading Symbol	SSSTX
SunAmerica Strategic Value Portfolio | SunAmerica Strategic Value Portfolio | Class A
Risk/Return:
Trading Symbol	SFVAX
SunAmerica Strategic Value Portfolio | SunAmerica Strategic Value Portfolio | Class B
Risk/Return:
Trading Symbol	SFDBX
SunAmerica Strategic Value Portfolio | SunAmerica Strategic Value Portfolio | Class C
Risk/Return:
Trading Symbol	SFVTX

Focused Large-Cap Growth Portfolio | Focused Large-Cap Growth Portfolio
Focused Large-Cap Growth Portfolio

SUNAMERICA SERIES, INC.

Focused Large-Cap Growth Portfolio

Focused Small-Cap Growth Portfolio

Focused Small-Cap Value Portfolio

SunAmerica Strategic Value Portfolio

(collectively, the “Portfolios”)

Supplement dated April 4, 2013

to the Prospectus dated February 28, 2013

as supplemented and amended to date

Effective immediately, the performance information with respect to the Focused Large-Cap Growth Portfolio, Focused Small-Cap Growth Portfolio and Focused Small-Cap Value Portfolio included in the tables on pages 5, 10 and 15, respectively, of the Portfolios’ Prospectus within the “Portfolio Highlights” section under the heading “Performance Information,” is hereby deleted and replaced with the following:

Focused Large-Cap Growth Portfolio:

Average Annual Total Returns (as of the periods ended December 31, 2012)
Average Annual Returns Focused Large-Cap Growth Portfolio		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class B		8.83%	(3.89%)	3.77%
Class C		11.93%	(3.45%)	3.66%
Class Z		14.36%	(2.25%)	4.95%
Class A		7.17%	(3.97%)	3.72%
After Taxes on Distributions Class A		7.17%	(3.97%)	3.72%
After Taxes on Distributions and Sale of Portfolio Shares Class A	[1]	4.66%	(3.33%)	3.24%
Russell 1000® Growth Index		15.26%	3.12%	7.52%
[1]	When the return after taxes on distributions and sale of Portfolio shares is higher, it is because of realized losses. If realized losses occur upon the sale of Portfolio shares, the capital loss is recorded as a tax benefit, which increases the return.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001020861_SupplementTextBlock

SUNAMERICA SERIES, INC.

Focused Large-Cap Growth Portfolio

Focused Small-Cap Growth Portfolio

Focused Small-Cap Value Portfolio

SunAmerica Strategic Value Portfolio

(collectively, the “Portfolios”)

Supplement dated April 4, 2013

to the Prospectus dated February 28, 2013

as supplemented and amended to date

Effective immediately, the performance information with respect to the Focused Large-Cap Growth Portfolio, Focused Small-Cap Growth Portfolio and Focused Small-Cap Value Portfolio included in the tables on pages 5, 10 and 15, respectively, of the Portfolios’ Prospectus within the “Portfolio Highlights” section under the heading “Performance Information,” is hereby deleted and replaced with the following:

Focused Large-Cap Growth Portfolio:

Risk/Return [Heading]	rr_RiskReturnHeading	Focused Large-Cap Growth Portfolio
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	When the return after taxes on distributions and sale of Portfolio shares is higher, it is because of realized losses. If realized losses occur upon the sale of Portfolio shares, the capital loss is recorded as a tax benefit, which increases the return.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of the periods ended December 31, 2012)
Russell 1000® Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.26%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.12%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.52%
Class A
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.17%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.97%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.72%
Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.17%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.97%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.72%
Class A | After Taxes on Distributions and Sale of Portfolio Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.66%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.33%)	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.24%	[1]
Class B
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.83%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.89%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.77%
Class C
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.45%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.66%
Class Z
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.36%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.95%

[1]	When the return after taxes on distributions and sale of Portfolio shares is higher, it is because of realized losses. If realized losses occur upon the sale of Portfolio shares, the capital loss is recorded as a tax benefit, which increases the return.

Focused Small-Cap Growth Portfolio | Focused Small-Cap Growth Portfolio
Focused Small-Cap Growth Portfolio

SUNAMERICA SERIES, INC.

Focused Large-Cap Growth Portfolio

Focused Small-Cap Growth Portfolio

Focused Small-Cap Value Portfolio

SunAmerica Strategic Value Portfolio

(collectively, the “Portfolios”)

Supplement dated April 4, 2013

to the Prospectus dated February 28, 2013

as supplemented and amended to date

Effective immediately, the performance information with respect to the Focused Large-Cap Growth Portfolio, Focused Small-Cap Growth Portfolio and Focused Small-Cap Value Portfolio included in the tables on pages 5, 10 and 15, respectively, of the Portfolios’ Prospectus within the “Portfolio Highlights” section under the heading “Performance Information,” is hereby deleted and replaced with the following:

Focused Small-Cap Growth Portfolio:

Average Annual Total Returns (as of the periods ended December 31, 2012)
Average Annual Returns Focused Small-Cap Growth Portfolio		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class B		(2.93%)	(3.48%)	6.48%
Class C		0.17%	(3.09%)	6.32%
Class I		2.11%	(2.25%)	7.19%
Class A		(3.94%)	(3.55%)	6.42%
After Taxes on Distributions Class A		(3.94%)	(4.25%)	5.41%
After Taxes on Distributions and Sale of Portfolio Shares Class A	[1]	(2.56%)	(3.35%)	5.45%
Russell 2000® Growth Index		14.59%	3.49%	9.80%
[1]	When the return after taxes on distributions and sale of Portfolio shares is higher, it is because of realized losses. If realized losses occur upon the sale of Portfolio shares, the capital loss is recorded as a tax benefit, which increases the return.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001020861_SupplementTextBlock

SUNAMERICA SERIES, INC.

Focused Large-Cap Growth Portfolio

Focused Small-Cap Growth Portfolio

Focused Small-Cap Value Portfolio

SunAmerica Strategic Value Portfolio

(collectively, the “Portfolios”)

Supplement dated April 4, 2013

to the Prospectus dated February 28, 2013

as supplemented and amended to date

Effective immediately, the performance information with respect to the Focused Large-Cap Growth Portfolio, Focused Small-Cap Growth Portfolio and Focused Small-Cap Value Portfolio included in the tables on pages 5, 10 and 15, respectively, of the Portfolios’ Prospectus within the “Portfolio Highlights” section under the heading “Performance Information,” is hereby deleted and replaced with the following:

Focused Small-Cap Growth Portfolio:

Risk/Return [Heading]	rr_RiskReturnHeading	Focused Small-Cap Growth Portfolio
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	When the return after taxes on distributions and sale of Portfolio shares is higher, it is because of realized losses. If realized losses occur upon the sale of Portfolio shares, the capital loss is recorded as a tax benefit, which increases the return.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of the periods ended December 31, 2012)
Russell 2000® Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.59%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.49%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.80%
Class A
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.94%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.55%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.42%
Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.94%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.41%
Class A | After Taxes on Distributions and Sale of Portfolio Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.56%)	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.35%)	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.45%	[1]
Class B
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.93%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.48%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.48%
Class C
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.17%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.09%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.32%
Class I
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.19%

[1]	When the return after taxes on distributions and sale of Portfolio shares is higher, it is because of realized losses. If realized losses occur upon the sale of Portfolio shares, the capital loss is recorded as a tax benefit, which increases the return.

Focused Small-Cap Value Portfolio | Focused Small-Cap Value Portfolio
Focused Small-Cap Value Portfolio

SUNAMERICA SERIES, INC.

Focused Large-Cap Growth Portfolio

Focused Small-Cap Growth Portfolio

Focused Small-Cap Value Portfolio

SunAmerica Strategic Value Portfolio

(collectively, the “Portfolios”)

Supplement dated April 4, 2013

to the Prospectus dated February 28, 2013

as supplemented and amended to date

Effective immediately, the performance information with respect to the Focused Large-Cap Growth Portfolio, Focused Small-Cap Growth Portfolio and Focused Small-Cap Value Portfolio included in the tables on pages 5, 10 and 15, respectively, of the Portfolios’ Prospectus within the “Portfolio Highlights” section under the heading “Performance Information,” is hereby deleted and replaced with the following:

Focused Small-Cap Value Portfolio:

Average Annual Total Returns (as of the periods ended December 31, 2012)
Average Annual Returns Focused Small-Cap Value Portfolio		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class B		(6.16%)	(3.04%)	5.61%
Class C		(3.06%)	(2.53%)	5.53%
Class A		(7.10%)	(3.02%)	5.60%
After Taxes on Distributions Class A		(7.23%)	(3.37%)	4.37%
After Taxes on Distributions and Sale of Portfolio Shares Class A	[1]	(4.45%)	(2.69%)	4.49%
Russell 2000® Value Index		18.05%	3.55%	9.50%
[1]	When the return after taxes on distributions and sale of Portfolio shares is higher, it is because of realized losses. If realized losses occur upon the sale of Portfolio shares, the capital loss is recorded as a tax benefit, which increases the return.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001020861_SupplementTextBlock

SUNAMERICA SERIES, INC.

Focused Large-Cap Growth Portfolio

Focused Small-Cap Growth Portfolio

Focused Small-Cap Value Portfolio

SunAmerica Strategic Value Portfolio

(collectively, the “Portfolios”)

Supplement dated April 4, 2013

to the Prospectus dated February 28, 2013

as supplemented and amended to date

Effective immediately, the performance information with respect to the Focused Large-Cap Growth Portfolio, Focused Small-Cap Growth Portfolio and Focused Small-Cap Value Portfolio included in the tables on pages 5, 10 and 15, respectively, of the Portfolios’ Prospectus within the “Portfolio Highlights” section under the heading “Performance Information,” is hereby deleted and replaced with the following:

Focused Small-Cap Value Portfolio:

Risk/Return [Heading]	rr_RiskReturnHeading	Focused Small-Cap Value Portfolio
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	When the return after taxes on distributions and sale of Portfolio shares is higher, it is because of realized losses. If realized losses occur upon the sale of Portfolio shares, the capital loss is recorded as a tax benefit, which increases the return.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of the periods ended December 31, 2012)
Russell 2000® Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.05%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.55%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.50%
Class A
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.10%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.02%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.60%
Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.23%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.37%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.37%
Class A | After Taxes on Distributions and Sale of Portfolio Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.45%)	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.69%)	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.49%	[1]
Class B
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.16%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.04%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.61%
Class C
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.06%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.53%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.53%

[1]	When the return after taxes on distributions and sale of Portfolio shares is higher, it is because of realized losses. If realized losses occur upon the sale of Portfolio shares, the capital loss is recorded as a tax benefit, which increases the return.

SunAmerica Strategic Value Portfolio | SunAmerica Strategic Value Portfolio
SunAmerica Strategic Value Portfolio

SUNAMERICA SERIES, INC.

Focused Large-Cap Growth Portfolio

Focused Small-Cap Growth Portfolio

Focused Small-Cap Value Portfolio

SunAmerica Strategic Value Portfolio

(collectively, the “Portfolios”)

Supplement dated April 4, 2013

to the Prospectus dated February 28, 2013

as supplemented and amended to date

In addition, effective immediately, the following disclosure with respect to the SunAmerica Strategic Value Portfolio is hereby added as the last paragraph on page 25 of the Prospectus in the “Portfolio Highlights” section under the heading “Performance Information”:

“Effective March 1, 2011, the name of the Portfolio was changed to the SunAmerica Strategic Value Portfolio and certain corresponding changes were made to the Fund’s principal investment strategies and techniques. In particular, prior to this date, the Portfolio was managed as a “focused” fund. Accordingly, the performance information prior to March 1, 2011 does not reflect the management of the Portfolio in accordance with its current investment strategy and techniques.”

Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Label	Element	Value
SunAmerica Strategic Value Portfolio | SunAmerica Strategic Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001020861_SupplementTextBlock

SUNAMERICA SERIES, INC.

Focused Large-Cap Growth Portfolio

Focused Small-Cap Growth Portfolio

Focused Small-Cap Value Portfolio

SunAmerica Strategic Value Portfolio

(collectively, the “Portfolios”)

Supplement dated April 4, 2013

to the Prospectus dated February 28, 2013

as supplemented and amended to date

In addition, effective immediately, the following disclosure with respect to the SunAmerica Strategic Value Portfolio is hereby added as the last paragraph on page 25 of the Prospectus in the “Portfolio Highlights” section under the heading “Performance Information”:

Risk/Return [Heading]	rr_RiskReturnHeading	SunAmerica Strategic Value Portfolio
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

“Effective March 1, 2011, the name of the Portfolio was changed to the SunAmerica Strategic Value Portfolio and certain corresponding changes were made to the Fund’s principal investment strategies and techniques. In particular, prior to this date, the Portfolio was managed as a “focused” fund. Accordingly, the performance information prior to March 1, 2011 does not reflect the management of the Portfolio in accordance with its current investment strategy and techniques.”

Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2013